[LETTERHEAD OF WACHTELL, LIPTON, ROSEN & KATZ]

        June 16, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

  Re:
  IAC/InterActiveCorp
  Amendment No. 1 to Registration Statement on Form S-4
  (Registration No. 333-124340)

Ladies and Gentlemen:

        On behalf of IAC/InterActiveCorp, a Delaware corporation ("IAC"), we are submitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Amendment No. 2 ("Amendment No. 2") to IAC's Registration Statement on Form S-4 filed with the Securities and Exchange Commission (the "Commission") on April 26, 2005, as amended on June 2, 2005 (the "Registration Statement"), relating to up to 94,964,158 shares of common stock, par value $0.01 per share, of IAC ("IAC Common Stock") proposed to be issued pursuant to the Agreement and Plan of Merger, dated as of March 21, 2005, by and among IAC, AJI Acquisition Corp., a Delaware corporation and a wholly owned subsidiary of IAC ("Merger Sub"), and Ask Jeeves, Inc., a Delaware corporation ("Ask Jeeves"), in connection with the merger of Merger Sub with and into Ask Jeeves (the "Merger").

        Amendment No. 2 includes IAC's prospectus and information statement and Ask Jeeves' proxy statement in connection with the Merger pursuant to Section 6 under the Securities Act and Section 14(a) under the Securities Exchange Act of 1934, as amended, and the rules and regulations of the Commission promulgated thereunder. We are submitting Amendment No. 2 electronically pursuant to Rule 101(a)(1)(i) and (iii) of Regulation S-T promulgated by the Commission.

        Pursuant to Section 6(b) of the Securities Act and Rule 457(f) and 457(c) promulgated thereunder, a filing fee of $242,110 was due in connection with the filing of the Registration Statement. A fee of $243,640 was paid to the Commission by IAC on or about April 26, 2005.

        The parties intend to consummate the Merger as soon as practicable following effectiveness of the Registration Statement as amended. Please direct any questions concerning Amendment No. 2 or the Registration Statement to either David Karp at (212) 403-1327 or the undersigned at (212) 403-1307.

Very truly yours,
/s/ LAURA E. MUÑOZ Laura E. Muñoz
Enclosure